Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes
	Year Ended December 31,
	2018	2019	2020
Domestic	$(4,965)	$(3,030)	$(3,584)
Foreign	(49,301)	(56,444)	(30,040)
Loss before income tax	$(54,266)	$(59,474)	$(33,624)

Schedule of current and deferred components of the income tax expense
	Year Ended December 31,
	2018	2019	2020
Current tax expenses:
Domestic	$453	$—	$—
Foreign	85	189	1
Total current tax expense	538	189	1
Deferred tax expense:
Domestic	2,856	—	—
Foreign	3,031	—	—
Total deferred tax expense	5,887	—	—
Total provision for income taxes	$6,425	$189	$1

Schedule of deferred tax assets
	December 31, 2019	December 31, 2020
Deferred tax assets:
Net operating loss carry-forwards	$22,521	$28,484
Allowance for doubtful accounts and inventory provision	3,323	3,443
Product warranty	2,762	2,903
Impairment of property, plant and equipment	673	821
Deferred income	227	216
Accrued expense	736	805
Others	615	615
Less: valuation allowance	(30,857)	(37,287)
Net deferred tax assets	$—	$—

Schedule of valuation allowance
	Year Ended December 31,
	2018	2019	2020
Balance at beginning of the period	$1,822	$19,503	$30,857
Additions	18,102	11,649	7,402
Reversal	(421)	(295)	(972)
Balance at end of the period	$19,503	$30,857	$37,287

Schedule of reconciliation between the income tax expense
	Year Ended December 31,
	2018	2019	2020
Loss before income tax	$(54,266)	$(59,474)	$(33,624)
Tax credit at the U.S. federal corporate income tax rate of 21%	(11,396)	(12,490)	(7,061)
Tax effect of permanent differences	(4,033)	(2,961)	(2,152)
Tax effect of income tax rate difference in other jurisdictions	3,417	4,076	2,511
Changes in valuation allowance	17,943	11,669	6,702
Others	494	(105)	1
Income tax expense	$6,425	$189	$1